Long-Term Investments (Details) - Schedule of long-term investment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Long Term Investment Abstract
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$ 1,182,195
Urban Tea Management Inc. (“Meno”)	310,000	$ 310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
CYY		394,822
Store Master		714,478
Less: Share of results of equity investees	(299,194)	(182,287)
Impairment of investment in equity investees	(412,707)
Total	$ 1,100,294	$ 1,557,013